Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated May 23, 2016 to the

Statutory Prospectus for Class A, Class C,

Institutional Class, Class R6 and Class P

Shares of Allianz Funds

Dated August 28, 2015 (as revised December 14, 2015) (as supplemented thereafter)

Disclosure Relating to AllianzGI Small-Cap Blend Fund and AllianzGI Global Small-Cap Fund (each a “Fund” and collectively, the “Funds”)

Effective June 30, 2016, within the Fund Summary relating to each Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised to remove all references to John C. McCraw as a portfolio manager of the Fund.

Corresponding changes are hereby made to the information relating to the Funds contained in the table in the subsection entitled “Management of the Funds — Sub-Advisers — AllianzGI U.S.”

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated May 23, 2016 to the

Statement of Additional Information (“SAI”)

of Allianz Funds

Dated August 28, 2015 (as revised December 14, 2015) (as supplemented thereafter)

Disclosure Relating to AllianzGI Small-Cap Blend Fund and AllianzGI Global Small-Cap Fund (each a “Fund” and collectively, the “Funds”)

Effective June 30, 2016, the subsection captioned “AllianzGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to John C. McCraw as a portfolio manager of the Funds.

Please retain this Supplement for future reference.